Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Summary of Income Tax Expense
A summary of income tax expense included in the Consolidated Statements of Income follows:

(dollars in thousands)	For the year ended December 31,
	2021	2020	2019
Current tax expense:
Federal	$17,657	15,662	15,171
State	3,195	2,399	2,359
Total current tax expense	20,852	18,061	17,530
Deferred tax (benefit) expense	(238)	(1,067)	1,139
Total income tax expense	$20,614	16,994	18,669

Tax Effects of Temporary Differences
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2021 and 2020, are as follows:

	December 31,
(dollars in thousands)	2021	2020
	Deductible temporary differences	Deductible temporary differences

Benefits and deferred remuneration	$(7,335)	(6,178)
Difference in reporting the allowance for loan losses, net	12,369	12,820
Other income or expense not yet reported for tax purposes	1,907	534
Depreciable assets	(2,068)	(2,541)
Net deferred tax asset at end of year	4,873	4,635
Net deferred tax asset at beginning of year	4,635	3,568
Deferred tax (benefit) expense	$(238)	(1,067)

Effective Income Tax Rate
The effective tax rates differ from the statutory federal income tax rate.  The reasons for these differences are as follows:

	For the year ended December 31,
	2021	2020	2019
Statutory federal income tax rate	21.0%	21.0	21.0
Increase/(decrease) in taxes resulting from:
State income tax, net of federal tax benefit	3.2	2.4	2.6
Other items	0.9	1.1	0.8
Effective income tax rate	25.1%	24.5	24.4